Short-term debt (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt
Short-term debt	€ 464,648	€ 17,015
Borrowings offset under cash management system	284,928	262,385
Cash and cash equivalents before offset	1,346,179	1,861,498
Short-term debt before offset	749,576	279,400
Commercial paper program
Debt
Short-term debt	293,557
Commercial paper borrowing limit	1,500,000
Outstanding amount	294,000
Borrowings under lines of credit
Debt
Short-term debt	170,901	16,852
Other
Debt
Short-term debt	€ 190	€ 163